Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - AGA Plan (Detail) - 2019 plan [member] - AGA plan [member]	6 Months Ended
Jun. 30, 2019 EUR (€) € / shares shares
Grant In January 2019 [member]
Disclosure of subscription warrants [line items]
Number of shares | shares	36,150
Price of the underlying share | € / shares	€ 6.38
Fair value assumptions expected dividend rate 1	0.00%
Fair value assumptions expected volatility rate 1	38.22%
Repo margin	5.00%
Maturity	3 years
Fair value at measurement date share options granted | €	€ 102
Grant In April 2019 [member]
Disclosure of subscription warrants [line items]
Number of shares | shares	94,200
Price of the underlying share | € / shares	€ 7.20
Fair value assumptions expected dividend rate 1	0.00%
Fair value assumptions expected volatility rate 1	36.32%
Repo margin	5.00%
Maturity	3 years
Performance criteria	ERYP2018: average price of the 40-quoted market share price days before the grant date (€6.54 for the plan granted in January 2019 and €7.52 for the plan granted in April 2019). ERYPi : average price of the 40-quoted market share price days before the acquisition date, Tri : (ERYPi / ERYP2018) - 1 If TRi <=0 % no shares granted are acquired If Tri>100% all the shares granted are acquired If 0%<TRi<100% shares granted are acquired following the TRi percentage
Fair value at measurement date share options granted | €	€ 269